Document and Entity Information Document - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Feb. 15, 2016	May. 08, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	MPM Holdings Inc.
Entity Central Index Key	0001624826
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2015
Entity Filer Category	Non-accelerated Filer
Document Type	POS AM
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q4
Amendment Flag	false
Entity Common Stock, Shares Outstanding		48,028,594
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 0